Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliations of Statutory U.S. Federal Income Tax Rates to Our Effective Tax Rate for Continuing Operations

Reconciliations of the statutory U.S. federal income tax rates to our effective tax rate for continuing operations follow:

	Years Ended December 31,
	2013	2012	2011
Statutory rate	35.0%	35.0%	35.0%
State tax, net of federal benefit	2.0	0.1	.8
Other, net	.1	(0.5)	(.5)

Effective tax rate	37.1%	34.6%	35.3%

Components of Provision for Income Tax Expense (Benefit)

Income tax expense consists of:

	December 31,
(Dollars in millions)	2013	2012	2011
Continuing operations current provision/(benefit):
Federal	$567	$474	$436
State	47	27	38
Foreign	—	—	—

Total continuing operations current provision/(benefit)	614	501	474
Continuing operations deferred provision/(benefit):
Federal	142	23	(121)
State	20	(26)	(25)
Foreign	—	—	—

Total continuing operations deferred provision/(benefit)	162	(3)	(146)

Continuing operations provision for income tax expense/(benefit)	776	498	328

Discontinued operations current provision/(benefit):
Federal	$32	$1	$(49)
State	1	—	(5)
Foreign	—	—	—

Total discontinued operations current provision/(benefit)	33	1	(54)
Discontinued operations deferred provision/(benefit):
Federal	(12)	(2)	68
State	(1)	—	6
Foreign	—	—	—

Total discontinued operations deferred provision/(benefit)	(13)	(2)	74

Discontinued operations provision for income tax expense/(benefit)	20	(1)	20

Provision for income tax expense/(benefit)	$796	$497	$348

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to deferred tax assets and liabilities include the following:

	December 31,
(Dollars in millions)	2013	2012
Deferred tax assets:
Loan reserves	$893	$940
Market value adjustments on student loans, investments and derivatives	572	671
Stock-based compensation plans	66	77
Accrued expenses not currently deductible	61	34
Deferred revenue	57	60
Other	55	42

Total deferred tax assets	1,704	1,824

Deferred tax liabilities:
Gains/(losses) on repurchased debt	304	306
Other	81	65

Total deferred tax liabilities	385	371

Net deferred tax assets	$1,319	$1,453

Summary of Changes in Unrecognized Tax Benefits

The following table summarizes changes in unrecognized tax benefits:

	December 31,
(Dollars in millions)	2013	2012	2011
Unrecognized tax benefits at beginning of year	$41.2	$45.9	$41.7
Increases resulting from tax positions taken during a prior period	5.8	20.0	20.5
Decreases resulting from tax positions taken during a prior period	(7.7)	(18.0)	(2.1)
Increases/(decreases) resulting from tax positions taken during the current period	28.1	11.3	(9.1)
Decreases related to settlements with taxing authorities	(7.7)	(14.7)	—
Increases related to settlements with taxing authorities	—	—	0.4
Reductions related to the lapse of statute of limitations	(3.7)	(3.3)	(5.5)

Unrecognized tax benefits at end of year	$56.0	$41.2	$45.9